Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ 18,043	$ (15,006)	$ 390
Total net gains (losses) recognized in comprehensive income	5,495	(4,469)
Total net gains (losses) recognized in comprehensive income			(85)
Spot and forward foreign exchange | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(131)	(191)	(202)
Currency swaps | Designated as Hedging Instrument | Net change in unrealized gains and (losses) on translation of net investment in foreign operations | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	5,495	(4,469)
Total net gains (losses) recognized in comprehensive income			(85)
Currency swaps | Foreign exchange revenue | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	23,531	(18,854)	592
Currency swaps | Foreign exchange revenue | Designated as Hedging Instrument | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (5,357)	$ 4,039	$ 0